Ordinary Shares	12 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

The Company is authorized to issue a maximum of 500,000,000 ordinary shares with par value of $0.0001.

Outstanding Ordinary Shares Issued to Finnovate

Immediately before consummation of the Business Combination, Finnovate had 4,561,585 Class A ordinary shares issued and outstanding (including 99,085 issued in the initial public offering of Finnovate (“Public Shares”), 4,312,500 issued to Finnovate’s sponsor (“Sponsor Shares”), and 150,000 issued to EarlyBirdCapital, Inc. (“EBC Founder Shares”)), which were cancelled and converted into 4,561,585 ordinary shares of the Company upon consummation of the Business Combination.

Outstanding Ordinary Shares Issued to Scage International

Historically, Scage International’s authorized share capital is US$50,000 divided into 5,000,000,000 shares consisting of: (i) 4,968,808,414 are designated as ordinary shares with a par value of US$0.00001 each, and 104,766,463 ordinary shares were issued and outstanding as of June 30, 2024; (ii) 13,613,762 designated as Series Angel Convertible Redeemable Preferred Shares with a par value of US$0.00001 each; (iii) 12,495,712 designated as Series Pre-A Convertible Redeemable Preferred Shares with a par value of US$0.00001 each; and (iv) 5,082,112 designated as Series A Convertible Redeemable Preferred Shares with a par value of US$0.00001 each.

On August 23, 2024, a Subscription Agreement (“Subscription Agreement of MOUETTE”) was entered into between Scage International and MOUETTE CAPITAL COMPANY LTD. (“MOUETTE”), in which MOUETTE promises to subscribe 1,721,171 ordinary shares with par value US$0.00001 per share in the capital of Scage International, at a purchase price of US$5.81 per share, for an aggregate purchase price of US$10,000,000 (“Subscription Amount of MOUETTE”).

On October 20, 2024, another Subscription Agreement (“Subscription Agreement of MOUETTE”) was entered into between Scage International and MOUETTE CAPITAL COMPANY LTD. (“MOUETTE”), in which MOUETTE promises to subscribe another 1,721,171 ordinary shares with par value US$0.00001 per share in the capital of Scage International, at a purchase price of US$5.81 per share, for an aggregate purchase price of US$10,000,000 (“Subscription Amount of MOUETTE”).

Scage International Group received all US$20,000,000 investment funds and issued 3,442,342 ordinary shares upon receiving the full subscription amount from MOUETTE on November 19, 2024.

Immediately before the consummation of the Business Combination, Scage International Group had 108,208,805 issued and outstanding ordinary shares and 31,191,586 issued and outstanding convertible redeemable preferred shares (including 13,613,762 Series Angel Convertible Redeemable Preferred Shares, 12,495,712 Series Pre-A Convertible Redeemable Preferred Shares, and 5,082,112 Series A Convertible Redeemable Preferred Shares), which were cancelled and converted at an exchange ratio of approximately 1:0.4841 into an aggregate of 67,482,407 ordinary shares of the Company upon consummation of the Business Combination.

Reverse Recapitalization

The number of ordinary shares issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of Shares
Scage International’s ordinary shares issued and outstanding as of June 30, 2024	104,766,463
Scage International’s ordinary shares issued to a PIPE investor on November 19, 2024	3,442,342
Scage International’s ordinary shares issued and outstanding prior to the Reverse Recapitalization	108,208,805
Scage International’s convertible redeemable preferred shares issued and outstanding as of June 30, 2024	31,191,586
Scage International’s convertible redeemable preferred shares issued and outstanding prior to the Reverse Recapitalization	31,191,586

Conversion of Scage International’s ordinary shares (1)	52,382,856
Conversion of Scage International’s convertible redeemable preferred shares (1)	15,099,551
Conversion of Finnovate’s Public Shares (2)	99,085
Conversion of Finnovate’s Sponsor Shares (2)	4,312,500
Conversion of Finnovate’s EBC Founder Shares (2)	150,000
Shares issued to a capital market advisor	200,000
Total number of ordinary shares as of closing of the Reverse Recapitalization	72,243,992
(1)	On the Closing Date, Scage International converted its (i) 108,208,805 issued and outstanding ordinary shares; and (ii) 31,191,586 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 52,382,856 and 15,099,551 ordinary shares of the Company, respectively, based on the approximately exchange ratio of approximately 1:0.4841.
(2)	On the Closing Date, Finnovate converted its issued and outstanding (i) 99,085 Public Shares after redemption, (ii) 4,312,500 Sponsor Shares, and (iii) 150,000 EBC Founder Shares into 4,561,585 ordinary shares of the Company.

Since the Reverse Recapitalization was treated as the equivalent of Scage International Group issuing shares for the net assets of Finnovate, accompanied by a recapitalization, and Scage International Group is determined as the accounting acquirer in the Business Combination, the historical financial statements of Scage International Group became the Company’s historical financial statements, with retrospective adjustments on equity structure to give effect to the Reverse Recapitalization. Hence, there were 72,243,992 and 50,716,451 ordinary shares issued and outstanding as of June 30, 2025 and 2024, respectively, after retrospective adjustments.